Leases - Summary of Details of Future Minimum Lease Payments under Finance Lease Contracts (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	₩ 202,192
Unrealized interest expense	38,334
Net amount of minimum lease payments	163,858
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	77,615
Net amount of minimum lease payments	59,324
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	124,498
Net amount of minimum lease payments	104,456
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	79
Net amount of minimum lease payments	₩ 78